ACQUISITIONS - Narrative (Details) - USD ($)					12 Months Ended
	Jul. 28, 2024	Aug. 01, 2023	Nov. 02, 2022	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill					$ 16,663,000,000	$ 16,567,000,000		$ 16,720,000,000
Termination fee paid					162,500,000
IndustrialsCo
Business Combination [Line Items]
Goodwill					$ 8,362,000,000	8,316,000,000	$ 4,800,000,000	$ 8,434,000,000
Donatelle Plastics
Business Combination [Line Items]
Net purchase price	$ 365,000,000
Contingent earn-out liability included in purchase price	40,000,000
Total assets acquired	268,000,000
Total liabilities assumed	17,000,000
Goodwill	114,000,000
Total Consideration	365,000,000
Other intangible assets	201,000,000
Property, plant and equipment	36,000,000
Maximum aggregate of annual contingent earn-out payments	85,000,000
Contingent earn-out liability	40,000,000					$ 40,000,000
Donatelle Plastics | IndustrialsCo
Business Combination [Line Items]
Goodwill	114,000,000
Donatelle Plastics | Customer-related
Business Combination [Line Items]
Other intangible assets with definite lives acquired	$ 151,000,000
Useful lives of other intangible assets with definite lives acquired	20 years
Donatelle Plastics | Developed technology
Business Combination [Line Items]
Other intangible assets with definite lives acquired	$ 47,000,000
Useful lives of other intangible assets with definite lives acquired	15 years
Spectrum Plastics Group
Business Combination [Line Items]
Total assets acquired		$ 1,226,000,000
Total liabilities assumed		259,000,000
Goodwill		814,000,000
Total Consideration		1,781,000,000
Other intangible assets		916,000,000
Property, plant and equipment		125,000,000
Net upward adjustments		43,000,000
Goodwill expected to be tax deductible		0
Spectrum Plastics Group | IndustrialsCo
Business Combination [Line Items]
Goodwill		814,000,000
Spectrum Plastics Group | Customer-related
Business Combination [Line Items]
Other intangible assets with definite lives acquired		$ 772,000,000
Useful lives of other intangible assets with definite lives acquired		20 years
Spectrum Plastics Group | Developed technology
Business Combination [Line Items]
Other intangible assets with definite lives acquired		$ 126,000,000
Useful lives of other intangible assets with definite lives acquired		15 years
Spectrum Plastics Group | Trademarks/tradenames
Business Combination [Line Items]
Other intangible assets with definite lives acquired		$ 18,000,000
Useful lives of other intangible assets with definite lives acquired		5 years
Rogers Corporation
Business Combination [Line Items]
Expected price of acquisition				$ 5,200,000,000
Termination fee paid			$ 162,500,000